Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2025
Minimum [Member]
Accrued Expenses and Other Current Liabilities (Line Items)
Annual interest rate	0.00%
Maximum [Member]
Accrued Expenses and Other Current Liabilities (Line Items)
Annual interest rate	24.00%